Details of Significant Accounts - Other payables, schedule of other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Employee bonus	$ 5,679	$ 4,593
Payroll	2,094	2,441
Promotional fees	1,950	1,496
Platform fees	1,132	969
Professional service fees	928	1,198
Remuneration to directors	460	115
Sales VAT payables	229	204
Post and telecommunications expenses	274	271
Others	527	369
Other payables	$ 13,273	$ 11,656